INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Carry-forwards losses and credits	$ 42,202	$ 36,314
Capital losses carry-forwards	96	94
Research and development expenses	11,848	2,521
Deferred revenues	11,005	10,345
Intangible assets	7,730	8,037
Share-based compensation	15,046	11,547
Operating lease liability	1,088	1,351
Accruals and other	4,638	3,695
Gross deferred tax assets before valuation allowance	93,653	73,904
Less: Valuation allowance	20,614	19,591
Total deferred tax assets	73,039	54,313
Deferred tax liabilities:
Intangible assets	2,189	1,606
Convertible senior notes	6,946	8,724
Deferred commission	14,969	8,251
Operating lease ROU asset	827	1,254
Property and equipment and other	941	1,669
Gross deferred tax liabilities	25,872	21,504
Net deferred tax assets	$ 47,167	$ 32,809